Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Jul. 19, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure	$ 1,000	$ 1,000	$ 1,000
Acquisitions and investments in joint ventures	$ 400	$ 400	$ 400
Leverage Ratio	384.00%	385.00%	422.00%	384.00%	384.00%	385.00%	385.00%
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure	$ 500	$ 500	$ 500
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure	$ 500	$ 500	$ 500
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.30%	3.50%		3.30%	3.30%	3.50%	3.50%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.90%	2.60%		2.90%	2.90%	2.60%	2.60%
Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount	$ 2,746	$ 2,746
Credit agreement [member] | Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount	$ 1,135	1,135
Credit agreement [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount | €				€ 741		€ 741
Credit agreement [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount | £					£ 344		£ 344
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness		4,050						$ 4,050
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness		$ 3,680
Less than or equal to 4.0 ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	400.00%			400.00%	400.00%
Less Than Or Equal To 3.75 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	375.00%			375.00%	375.00%
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.75%			0.75%	0.75%
Debt instrument basis point	1.25%			1.25%	1.25%
Bottom of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		0.0125
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	375.00%			375.00%	375.00%
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.50%			8.50%	8.50%
Debt instrument basis point	3.50%			3.50%	3.50%
Top of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		0.0350